CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Statement [Abstract]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Cost of goods sold (including related party costs of $1,662 and $5,128 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	60,657	30,868	76,561	55,037
Gross profit	31,716	42,892	141,577	87,435
Selling, general and administrative	88,926	55,549	220,313	82,968
Research and development	1,796	2,606	3,195	6,092
Loss on impairment of goodwill	68,715	0	0	0
Total operating expenses	159,437	58,155	223,508	89,060
Operating loss	(127,721)	(15,263)	(81,931)	(1,625)
Interest expense, net	6,230	6,652	18,906	11,118
Change in fair value of derivative warrant liabilities (Note 9)	(6,793)	0	10,337	0
Loss on extinguishment of debt (Note 9)	0	0	0	2,317
Gain on PPP Loan forgiveness (Note 7)	0	0	0	(6,824)
Loss on write-off of loan receivable	0	0	0	2,555
Other expense (income), net	(798)	(971)	1,769	(817)
Total other expenses (income), net	(1,361)	5,681	31,012	8,349
(Loss) income before income taxes	(126,360)	(20,944)	(112,943)	(9,974)
Income tax (benefit) expense	(5,803)	113	(6,975)	9,602
Net loss	(120,557)	(21,057)	(105,968)	(19,576)
Net loss attributable to noncontrolling interests	(24,990)	0	(15,987)	0
Net loss attributable to Class A shareholders	$ (95,567)	$ (21,057)	$ (89,981)	$ (19,576)
Net loss per share attributable to Class A shareholders (Note 14):
Basic (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.99)	$ (2.45)
Diluted (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.99)	$ (2.45)
Shares used in computing net loss per share (Note 14):
Basic (in shares)	86,460,560	8,000,002	91,158,500	8,000,002
Diluted (in shares)	86,460,560	8,000,002	91,158,500	8,000,002
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	$ (36)	$ 96	$ (147)	$ (32)
Comprehensive loss	(120,593)	(20,961)	(106,115)	(19,608)
Comprehensive loss attributable to noncontrolling interests	(24,997)	0	(16,012)	0
Comprehensive loss attributable to Class A shareholders	$ (95,596)	$ (20,961)	$ (90,103)	$ (19,608)